SEGMENTED INFORMATION (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CANADA
Disclosure of operating segments [line items]
Long-term assets	$ 1,399,087	$ 946,426
UNITED STATES
Disclosure of operating segments [line items]
Long-term assets	$ 2,347,234	$ 2,749,426